Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our CEO or Principal Executive Officer (PEO) and our other named executive officers (NEOs) and certain financial performance measures of the Company for the fiscal years ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. For further information on the Company’s pay-for-performance
philosophy and how executive compensation aligns with our performance, refer to the
Compensation Discussion and Analysis
section of this proxy statement.

Pay Versus Performance Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)	Value of initial fixed $100 Investment based on:		Net Income ($ in millions)	Earnings Per Share (EPS) - Diluted, as adjusted
					TSR (3)	Peer Group TSR (3)(4)
2025	$6,309,500	$5,008,940	$2,511,250	$2,175,775	$88.96	$136.24	$136.0	$25.15
2024	$6,858,917	$2,567,157	$2,877,152	$2,011,986	$114.18	$117.24	$152.5	$26.33
2023	$6,616,500	$8,956,197	$2,492,750	$2,376,310	$120.84	$105.71	$141.5	$21.93
2022	$6,515,250	$(4,240,418)	$2,835,458	$1,094,131	$92.33	$96.64	$106.6	$25.74
2021	$8,614,966	$17,309,308	$3,002,445	$4,163,311	$138.92	$136.68	$262.8	$35.85

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Purkalitis, and Mr. Smirl
2024	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Purkalitis, and Mr. Smirl
2023	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Ms. Peña (retired)
2022	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Ms. Hills (retired)
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. For PSUs with a non-TSR
metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For each fiscal year reflected, the “compensation actually paid” (“CAP”) to the PEO and the average CAP to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation
S-K.

2025
Summary Compensation Table Total for PEO	$6,309,500
Less: Grant Date Fair Value of Equity Awards	$(3,200,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$2,569,582
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$161,108
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(951,440)
Add: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	$—
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$120,190
Compensation Actually Paid to PEO	$5,008,940

2025
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,511,250
Less: Grant Date Fair Value of Equity Awards	$(756,250)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$605,233
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$7,972
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(222,150)
Add: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	$—
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$29,720
Average Compensation Actually Paid to NEOs (other than PEO)	$2,175,775

(3)
TSR is calculated based on a fixed investment of $100 measured from the market close on December 31, 2020 (the last trading day of fiscal 2020) through and including the end of the year for each year reported in the table.

(4)
Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
and as shown in Appendix B, are: Acadian Asset Management Inc., Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Holdings, Inc.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Purkalitis, and Mr. Smirl
2024	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Ms. Purkalitis, and Mr. Smirl
2023	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Ms. Peña (retired)
2022	Mr. Aylward	Mr. Angerthal, Mr. Mandinach, Mr. Smirl, and Ms. Hills (retired)
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl

Peer Group Issuers, Footnote	Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
	and as shown in Appendix B, are: Acadian Asset Management Inc., Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Holdings, Inc.
PEO Total Compensation Amount	$ 6,309,500	$ 6,858,917	$ 6,616,500	$ 6,515,250	$ 8,614,966
PEO Actually Paid Compensation Amount	$ 5,008,940	2,567,157	8,956,197	(4,240,418)	17,309,308
Adjustment To PEO Compensation, Footnote

2025
Summary Compensation Table Total for PEO	$6,309,500
Less: Grant Date Fair Value of Equity Awards	$(3,200,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$2,569,582
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$161,108
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(951,440)
Add: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	$—
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$120,190
Compensation Actually Paid to PEO	$5,008,940

Non-PEO NEO Average Total Compensation Amount	$ 2,511,250	2,877,152	2,492,750	2,835,458	3,002,445
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,175,775	2,011,986	2,376,310	1,094,131	4,163,311
Adjustment to Non-PEO NEO Compensation Footnote

2025
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,511,250
Less: Grant Date Fair Value of Equity Awards	$(756,250)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$605,233
Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$7,972
Add: Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(222,150)
Add: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	$—
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$29,720
Average Compensation Actually Paid to NEOs (other than PEO)	$2,175,775

Tabular List, Table
Most Important Measures in Determining Pay of the Company’s NEOs
The following unranked measures are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Measures

Operating margin, as adjusted (1) (2)

Growth in operating income, as adjusted, versus Financial Peers (3)

EPS—diluted, as adjusted (1)

Gross sales rate (4)

Relative investment performance (5)

Total net flow rate, versus Financial Peers (6)

Shareholder return, versus Financial Peers (7)

(1)	The referenced non-GAAP measures are described and reconciled to GAAP reported amounts in Appendix A to this Proxy Statement.
(2)	Measured on a one- and three-year basis.
(3)	Annual growth in operating income, as adjusted.
(4)	Annual gross sales divided by beginning of year AUM.
(5)	As measured by percent of AUM outperforming industry peers and benchmarks on a one-, three-, and five-year basis.
(6)	Annualized net flows divided by beginning-of-period long-term AUM. One- and three-year periods relative to Financial Peers.
(7)	Three-year total shareholder returns relative to Financial Peers.

Total Shareholder Return Amount	$ 88.96	114.18	120.84	92.33	138.92
Peer Group Total Shareholder Return Amount	136.24	117.24	105.71	96.64	136.68
Net Income (Loss)	$ 136,000,000	$ 152,500,000	$ 141,500,000	$ 106,600,000	$ 262,800,000
Company Selected Measure Amount	25.15	26.33	21.93	25.74	35.85
PEO Name	Mr. Aylward
Measure:: 1
Pay vs Performance Disclosure
Name	Operating margin, as adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in operating income, as adjusted, versus Financial Peers
Measure:: 3
Pay vs Performance Disclosure
Name	EPS—diluted, as adjusted
Measure:: 4
Pay vs Performance Disclosure
Name	Gross sales rate
Measure:: 5
Pay vs Performance Disclosure
Name	Relative investment performance
Measure:: 6
Pay vs Performance Disclosure
Name	Total net flow rate, versus Financial Peers
Measure:: 7
Pay vs Performance Disclosure
Name	Shareholder return, versus Financial Peers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,200,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,569,582
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(951,440)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,108
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,190
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,233
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,150)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,972
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,720